Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
	PEO		Non-PEO NEOs		Performance
Value of
			Average		initial
			Summary	Average	Fixed $100
			Compensation	Compensation	Investment
			Table	Actually	Based on
	Summary	Compensation	Total for	Paid to	Total
	Compensation	Actually Paid	Non-PEO NEOs	Non-PEO NEOs	Shareholder	Net Income
Year	Paid to PEO (1)	to PEO (1)	($) (2)	($) (2)(3)	Return ($) (4)	($)

2024	—	—	227,500	227,500	176.66	6,740,718
2023	—	—	175,000	175,000	119.41	7,147,452
2022	—	—	165,000	165,000	129.24	15,689,133
(1)	Mr. Loftus was the Company’s PEO for the fiscal years ended December 31, 2024, 2023, and 2022; he chose not to receive compensation during the years presented.
(2)	The average summary compensation table total and average compensation actually paid for the fiscal year ended December 31, 2024, represent the average compensation for Mr. DeLuca and Mr. Pedersen.

(3) There was no difference between the amounts included in the summary compensation table and the compensation actually paid to the Company’s non-PEO NEOs.

(4)  The amount shown in the table reflects the cumulative change at the end of the periods presented from an initial investment of $100, as if it were made on December 31, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 227,500	$ 175,000	$ 165,000
Non-PEO NEO Average Compensation Actually Paid Amount	227,500	175,000	165,000
Total Shareholder Return Amount	176.66	119.41	129.24
Net Income (Loss)	$ 6,740,718	$ 7,147,452	$ 15,689,133
PEO Name	Mr. Loftus